Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital management
Total liabilities	$ 731,212	$ 424,619
Less: cash and cash equivalents	336,024	184,938	$ 101,055	$ 106,437
Total liabilities less current assets	395,188	239,681
Equity attributable to owners of Himax Technologies, Inc.	$ 869,724	$ 480,176